Expense Example - FidelityWomensLeadershipFund-RetailPRO - FidelityWomensLeadershipFund-RetailPRO - Fidelity Women's Leadership Fund - Fidelity Women's Leadership Fund	Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096